Related party transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
22.
Related party transactions

During the years ended March 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	5,536	8,409	8,814
Administrative and support services (i)	1,165	565	807
Annual fee for SME loan business (ii)	708	—	—
Marketplace software technology services fee and other amounts earned (i)	2,358	2,831	3,244
	9,767	11,805	12,865

Amounts incurred by the Company
Payment processing and escrow services fee (iii)	11,824	12,484	13,164
Other amounts incurred (i)	3,542	2,271	3,050
	15,366	14,755	16,214

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud, and other administrative and support services.
22.
Related party transactions (Continued)

Transactions with Ant Group and its affiliates (Continued)

(ii)
Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year. The annual fee payment by Ant Group in relation to SME loan business was terminated in December 2021.
(iii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2023 and 2024, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB7,080 million and RMB9,848 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud services. In connection with these services provided by the Company, RMB1,826 million, RMB1,462 million and RMB984 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2022, 2023 and 2024, respectively.

The Company has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB976 million, RMB382 million and RMB736 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2022, 2023 and 2024, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. In connection with these services provided by the Company, RMB1,728 million, RMB1,140 million and RMB2,540 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2022, 2023 and 2024, respectively. Costs and expenses incurred in connection with these services provided to the Company of RMB13,120 million, RMB14,750 million and RMB14,864 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2023 and 2024, the aggregate outstanding balance of these loans was RMB2,345 million and RMB2,628 million, respectively, with remaining terms of up to three years and interest rates of up to 10% per annum as of March 31, 2023, and remaining terms of up to two years and interest rates of up to 10% per annum as of March 31, 2024.

The Company provided a guarantee for a term loan facility of HK$7.7 billion (RMB7.0 billion) in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by the Company, in connection with a logistics center development project at the Hong Kong International Airport. As of March 31, 2023 and 2024, HK$5,233 million (RMB4,581 million) and HK$5,233 million (RMB4,744 million) was drawn down by Cingleot under this facility, respectively. In May 2024, the loan facility was modified to a revolving loan facility and the facility amount was reduced to HK$6.5 billion (RMB5.9 billion).

The Company’s ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms determined based on normal commercial negotiation with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with other investees and other related parties to provide and receive certain marketing, cloud and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2022, 2023 and 2024.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2022, 2023 and 2024. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.